UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03143

Templeton Global Smaller Companies Fund

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954)527-7500

Date of fiscal year end:   8/31

Date of reporting period:  11/30/14

Item 1. Schedule of Investments.

Templeton Global Smaller Companies Fund

Statement of Investments, November 30, 2014 (unaudited)

	Industry	Shares/Rights/Units	Value
Common Stocks and Other Equity Interests 94.9%
Austria 0.7%
Wienerberger AG	Building Products	542,738	$7,463,583
Bahamas 1.2%
[a]Steiner Leisure Ltd.	Diversified Consumer Services	299,170	13,244,256
Belgium 1.1%
Barco NV	Electronic Equipment, Instruments
	& Components	167,740	11,959,426
Brazil 0.3%
Companhia de Saneamento de Minas Gerais	Water Utilities	352,300	3,350,204
Canada 5.1%
Canaccord Genuity Group Inc.	Capital Markets	1,124,300	8,997,940
Dorel Industries Inc., B	Household Durables	238,300	7,899,563
Ensign Energy Services Inc.	Energy Equipment & Services	230,400	2,192,558
Genworth MI Canada Inc.	Thrifts & Mortgage Finance	178,900	6,460,930
HudBay Minerals Inc.	Metals & Mining	1,890,650	14,254,704
Major Drilling Group International Inc.	Metals & Mining	1,583,500	9,168,871
Mullen Group Ltd.	Energy Equipment & Services	304,600	5,989,161
Trican Well Service Ltd.	Energy Equipment & Services	402,600	2,725,552
			57,689,279
China 1.2%
Digital China Holdings Ltd.	Electronic Equipment, Instruments
	& Components	4,051,000	3,771,579
Shenguan Holdings Group Ltd.	Food Products	20,330,000	5,872,313
Yingde Gases Group Co. Ltd.	Chemicals	5,163,000	3,908,085
			13,551,977
Finland 2.9%
Amer Sports OYJ	Leisure Products	1,089,557	22,237,639
Huhtamaki OYJ	Containers & Packaging	433,970	11,006,742
			33,244,381
France 0.6%
Ipsos	Media	258,820	7,319,756
Germany 3.1%
Gerresheimer AG	Life Sciences Tools & Services	314,610	17,397,730
[a]Grand City Properties SA	Real Estate Management &
	Development	739,400	10,600,511
[a]Kloeckner & Co. SE	Trading Companies & Distributors	650,140	7,700,197
			35,698,438
Greece 0.5%
JUMBO SA	Specialty Retail	402,447	5,108,622
Hong Kong 3.6%
Luk Fook Holdings (International) Ltd.	Specialty Retail	3,034,000	9,956,969
Techtronic Industries Co. Ltd.	Household Durables	7,319,000	23,453,191
Value Partners Group Ltd.	Capital Markets	8,730,000	6,878,271
			40,288,431
India 0.6%
Jain Irrigation Systems Ltd.	Machinery	4,981,389	6,746,215
Italy 2.3%
Amplifon SpA	Health Care Providers & Services	708,901	4,419,959
Azimut Holding SpA	Capital Markets	221,610	5,102,182
Marr SpA	Food & Staples Retailing	396,973	6,526,174

Quarterly Statement of Investments | See Notes to Statement of Investments.

Templeton Global Smaller Companies Fund

Statement of Investments, November 30, 2014 (unaudited) (continued)

[a]Sorin SpA	Health Care Equipment & Supplies	4,314,669	10,352,599
			26,400,914
Japan 10.5%
Asics Corp.	Textiles, Apparel & Luxury Goods	923,400	23,378,692
Capcom Co. Ltd.	Software	307,800	4,577,193
Descente Ltd.	Textiles, Apparel & Luxury Goods	276,000	2,639,312
en-japan Inc.	Professional Services	1,600	22,216
Keihin Corp.	Auto Components	409,900	5,774,310
Kobayashi Pharmaceutical Co. Ltd.	Personal Products	324,110	18,760,095
MEITEC Corp.	Professional Services	452,700	12,662,937
Nissin Kogyo Co. Ltd.	Auto Components	248,670	3,838,263
Seria Co. Ltd.	Multiline Retail	150,300	5,609,815
Shinko Plantech Co. Ltd.	Energy Equipment & Services	759,700	5,197,375
Square Enix Holdings Co. Ltd.	Software	488,800	9,554,436
Tokai Rika Co. Ltd.	Auto Components	351,500	7,080,938
Tsumura & Co.	Pharmaceuticals	638,100	14,349,051
Unipres Corp.	Auto Components	312,900	5,385,919
			118,830,552
Netherlands 3.0%
Aalberts Industries NV	Machinery	640,951	17,995,288
Arcadis NV	Construction & Engineering	370,310	11,571,963
USG People NV	Professional Services	380,706	4,184,027
			33,751,278
Norway 0.9%
Ekornes ASA	Household Durables	629,300	7,694,466
Fred. Olsen Energy ASA	Energy Equipment & Services	285,060	2,954,515
			10,648,981
Russia 0.5%
[a,b]X5 Retail Group NV, GDR, Reg S	Food & Staples Retailing	347,670	6,118,992

South Korea 5.3%
Binggrae Co. Ltd.	Food Products	119,438	8,852,426
BS Financial Group Inc.	Banks	1,145,273	16,153,792
DGB Financial Group Inc.	Banks	936,130	9,839,836
[a]DGB Financial Group Inc., rts., 1/13/15	Banks	195,531	272,278
Sindoh Co. Ltd.	Technology Hardware, Storage &
	Peripherals	143,648	9,562,768
Youngone Corp.	Textiles, Apparel & Luxury Goods	312,788	15,342,938
			60,024,038
Spain 1.6%
Construcciones y Auxiliar de Ferrocarriles SA	Machinery	25,409	8,790,777
[c]Melia Hotels International SA	Hotels, Restaurants & Leisure	450,081	4,593,031
Tecnicas Reunidas SA	Energy Equipment & Services	111,139	5,255,874
			18,639,682
Sweden 0.4%
[a,d]D Carnegie & Co. AB	Real Estate Management &
	Development	1,176	—
Oriflame Cosmetics SA, SDR	Personal Products	240,230	4,242,878
			4,242,878
Switzerland 2.9%
[a]Logitech International SA	Technology Hardware, Storage &
	Peripherals	1,110,610	16,525,877
Panalpina Welttransport Holding AG	Air Freight & Logistics	42,970	5,877,646
Vontobel Holding AG	Capital Markets	272,678	10,221,013
			32,624,536
Taiwan 2.0%
Giant Manufacturing Co. Ltd.	Leisure Products	1,707,311	14,978,828

Templeton Global Smaller Companies Fund

Statement of Investments, November 30, 2014 (unaudited) (continued)
Tripod Technology Corp.	Electronic Equipment, Instruments
	& Components	3,773,000	7,460,081
			22,438,909
United Kingdom 5.0%
Bellway PLC	Household Durables	236,410	6,966,223
Bovis Homes Group PLC	Household Durables	457,650	6,155,773
Devro PLC	Food Products	1,515,600	6,595,845
Greggs PLC	Food & Staples Retailing	1,373,280	13,660,509
Laird PLC	Electronic Equipment, Instruments
	& Components	2,411,500	11,443,359
UBM PLC	Media	581,830	4,327,104
[a]UBM PLC, rts., 12/11/14	Media	465,464	1,303,136
[a]Vectura Group PLC	Pharmaceuticals	3,357,110	6,668,374
			57,120,323
United States 39.6%
AllianceBernstein Holding LP	Capital Markets	963,103	25,849,685
ArcBest Corp.	Road & Rail	456,410	19,817,322
Brocade Communications Systems Inc.	Communications Equipment	841,250	9,514,538
[a]Chemtura Corp.	Chemicals	244,880	5,705,704
Columbia Sportswear Co.	Textiles, Apparel & Luxury Goods	515,380	23,217,869
[a]Deckers Outdoor Corp.	Textiles, Apparel & Luxury Goods	93,150	9,009,468
Drew Industries Inc.	Auto Components	119,335	5,620,679
Education Realty Trust Inc.	Real Estate Investment Trusts
	(REITs)	814,800	9,484,272
The Finish Line Inc., A	Specialty Retail	314,930	8,988,102
FirstMerit Corp.	Banks	1,034,630	18,509,531
[a,c]Glu Mobile Inc.	Software	1,578,260	5,768,540
[a]Green Dot Corp.	Consumer Finance	434,530	9,564,005
GulfMark Offshore Inc., A	Energy Equipment & Services	402,470	10,484,343
[e]Heidrick & Struggles International Inc.	Professional Services	950,750	19,034,015
[a]Hibbett Sports Inc.	Specialty Retail	456,000	22,877,520
Hillenbrand Inc.	Machinery	690,370	22,202,299
Hyster-Yale Materials Handling Inc.	Machinery	176,200	12,934,842
[a]Investment Technology Group Inc.	Capital Markets	659,390	13,022,952
iShares Russell 2000 ETF	Diversified Financial Services	100,400	11,723,708
[a,c,e]JAKKS Pacific Inc.	Leisure Products	1,553,200	11,431,552
Janus Capital Group Inc.	Capital Markets	1,353,500	21,277,020
[a]Knowles Corp.	Electronic Equipment, Instruments
	& Components	304,200	6,354,738
[a]LeapFrog Enterprises Inc.	Leisure Products	2,663,380	14,542,055
[a]Navistar International Corp.	Machinery	173,590	6,214,522
Rayonier Advanced Materials Inc.	Chemicals	183,620	4,526,233
Simpson Manufacturing Co. Inc.	Building Products	584,770	19,414,364
SpartanNash Co.	Food & Staples Retailing	918,960	21,439,337
[a]Stillwater Mining Co.	Metals & Mining	1,267,200	16,638,336
[a,c]Swift Energy Co.	Oil, Gas & Consumable Fuels	1,140,610	5,132,745
[a]TTM Technologies Inc.	Electronic Equipment, Instruments
	& Components	1,621,080	10,958,501
[a]Tutor Perini Corp.	Construction & Engineering	627,470	15,843,617
[a]Unit Corp.	Energy Equipment & Services	178,760	6,832,207
[a]VASCO Data Security International Inc.	Software	289,580	8,629,484
[a,e]West Marine Inc.	Specialty Retail	1,454,630	15,899,106
			448,463,211
Total Common Stocks and Other Equity Interests (Cost $889,927,104)			1,074,968,862
Preferred Stocks (Cost $8,611,612) 0.6%
Germany 0.6%
Draegerwerk AG & Co. KGAA, pfd.	Health Care Equipment & Supplies	67,600	6,996,101

Templeton Global Smaller Companies Fund

Statement of Investments, November 30, 2014 (unaudited) (continued)
Total Investments before Short Term Investments (Cost $898,538,716)		1,081,964,963

Short Term Investments (Cost $27,004,185) 2.4%
Investments from Cash Collateral Received for Loaned Securities
Money Market Funds 2.4%
United States 2.4%
[f]BNY Mellon Overnight Government Fund, 0.079%	27,004,185	27,004,185
Total Investments (Cost $925,542,901) 97.9%		1,108,969,148
Other Assets, less Liabilities 2.1%		24,227,491
Net Assets 100.0%		$1,133,196,639

a Non-income producing.
b Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Fund's Board of Trustees.
c A portion or all of the security is on loan at November 30, 2014.
d Security has been deemed illiquid because it may not be able to be sold within seven days.
e See Note 5 regarding holdings of 5% voting securities.
f The rate shown is the annualized seven-day yield at period end.

ABBREVIATIONS
Selected Portfolio

ETF	-	Exchange Traded Fund
GDR	-	Global Depositary Receipt
SDR	-	Swedish Depositary Receipt

Templeton Global Smaller Companies Fund

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Global Smaller Companies Fund (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in non-registered money market funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the

NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. INCOME TAXES

At November 30, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$931,838,319

Unrealized appreciation	$296,072,090
Unrealized depreciation	(118,941,261)
Net unrealized appreciation (depreciation)	$177,130,829

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Fund for the three months ended November 30, 2014, were as shown below.

	Number of Shares			Number of Shares
	Held at Beginning	Gross	Gross	Held at End of	Value at End of	Investment	Realized
Name of Issuer	of Period	Additions	Reductions	Period	Period	Income	Gain (Loss)
Non-Controlled Affiliates
Heidrick & Struggles International Inc.	1,144,810	-	(194,060)	950,750	$19,034,015	$142,595	$103,837
JAKKS Pacific Inc.	1,553,200	-	-	1,553,200	11,431,552	-	-
West Marine Inc.	1,454,630	-	-	1,454,630	15,899,106	-	-
Total Affiliated Securities (Value is 4.09% of Net Assets)					$46,364,673	$142,595	$103,837

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of November 30, 2014, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities:
Equity Investments[a,b]	$1,081,964,963	$-	$-	[c] $	1,081,964,963
Short Term Investments	-	27,004,185	-		27,004,185
Total Investments in Securities	$1,081,964,963	$27,004,185	$-		$1,108,969,148

aFor detailed categories, see the accompanying Statement of Investments.
bIncludes common and preferred stocks as w ell as other equity investments.
cIncludes securities determined to have no value at November 30, 2014.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

7. NEW ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently evaluating the impact, if any, of applying this provision.

8. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Global Smaller Companies Fund

By /s/LAURA F. FERGERSON

    Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

Date January 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

    Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

Date January 27, 2015

By /s/MARK H. OTANI

   Mark H. Otani

   Chief Financial Officer and

   Chief Accounting Officer

Date January 27, 2015